Pension And Postretirement Benefit Costs (Fair Value Of Pension Plan Assets By Asset Category) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 29,778,983	$ 26,083,446
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,614,499	2,178,779
Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,886,542	968,780
Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,872,477	1,337,053
Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	610,250	1,047,271
Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,111,021	1,586,710
Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,331,728	1,243,017
Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,107,767	2,193,419
Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,908,829	2,531,761
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,417,891	2,291,527
Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,078,180	1,012,703
Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,178,734	1,230,939
Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	227,115
Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,855,861	2,018,801
Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	542,869	349,143
U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	5,035,220	6,093,543
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	29,778,983	26,083,446	24,535,569
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	21,345,033	17,621,959
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,614,499	2,178,779
Fair Value, Inputs, Level 1 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,886,542	968,780
Fair Value, Inputs, Level 1 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,872,477	1,337,053
Fair Value, Inputs, Level 1 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	610,250	1,047,271
Fair Value, Inputs, Level 1 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,111,021	1,586,710
Fair Value, Inputs, Level 1 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,331,728	1,243,017
Fair Value, Inputs, Level 1 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,107,767	2,193,419
Fair Value, Inputs, Level 1 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	3,908,829	2,531,761
Fair Value, Inputs, Level 1 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,417,891	2,291,527
Fair Value, Inputs, Level 1 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,078,180	1,012,703
Fair Value, Inputs, Level 1 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	1,178,734	1,230,939
Fair Value, Inputs, Level 1 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	227,115
Fair Value, Inputs, Level 1 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 1 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	8,433,950	8,461,487
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0
Fair Value, Inputs, Level 2 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	2,855,861	2,018,801
Fair Value, Inputs, Level 2 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	542,869	349,143
Fair Value, Inputs, Level 2 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	5,035,220	6,093,543
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Materials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Industrials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Telecommunication [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Consumer discretion [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Consumer staples [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Financials [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Information Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Utilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Miscellaneous [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0
Fair Value, Inputs, Level 3 [Member] | Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. Government obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 0	$ 0